UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8985

Citigroup Investments Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIGROUP INVESTMENTS

CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2004

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

SENIOR COLLATERALIZED LOANS — 98.7%
Aerospace/Defense — 1.8%
$690,534	Anteon Corp.	Term	4.310	12/31/10	$699,490
1,388,491	CACI International, Inc.	Term	3.950	5/3/11	1,406,281
460,466	DeCrane Aircraft Holdings, Inc.	Term B	7.506	6/30/08	460,466
745,575	DeCrane Aircraft Holdings, Inc.	Term D	8.006	12/17/06	745,575
595,020	Standard Aero Holdings Inc.	Term B	4.918 to 4.969	8/20/12	604,132
192,697	TransDigm Holding Corp.	Term C	4.600	7/22/10	195,528
					4,111,472
Automotive — 2.6%
1,657,500	Dura Operating Corp.	Term C	4.920	12/31/08	1,674,075
1,799,182	The Goodyear Tire & Rubber Co.	Term	8.750	9/30/07	1,827,294
467,391	Keystone Automotive Industries, Inc.	Term B	4.670 to 7.000	10/30/09	473,014
690,332	Plastech, Inc.	Term B	5.310	3/31/10	701,693
1,523,784	Progressive Moulded Products Ltd.	Term B	4.520 to 4.844	8/16/11	1,528,546
					6,204,622
Beverage and Tobacco — 0.6%
1,456,668	Commonwealth Brands, Inc.	Term B	5.688	8/28/07	1,476,697
Broadcast Radio and Television — 3.8%
2,092,247	Canwest Media Inc.	Term E	4.490	8/15/09	2,121,015
696,500	Cumulus Media Inc.	Term E	4.188	3/28/10	706,657
976,478	Freedom Communications, Inc.	Term B	4.140 to 4.150	5/18/12	992,956
157,895	Lamar Media Corp.	Term A	3.813 to 4.000	6/30/09	159,079
1,222,222	Lamar Media Corp.	Term D	4.063	6/30/10	1,235,972
1,310,706	Sun Media Corp.	Term B	4.130 to 4.418	2/7/09	1,320,947
2,428,414	Susquehanna Media Co.	Term B	4.070 to 4.420	3/31/12	2,464,084
					9,000,710
Building and Development — 9.9%
600,000	Contech Construction Products, Inc.	Term B	4.940	12/7/10	609,750
3,000,000	General Growth Properties, Inc.	Term B	4.530	11/12/08	3,012,018
1,659,527	Hanley-Wood, Inc.	Term B	4.340 to 5.310	9/21/07	1,667,824
921,875	Headwaters, Inc.	Term	5.330	9/1/12	934,935
250,000	Headwaters, Inc.	2nd Lien	7.580 to 7.840	9/1/12	258,542
349,910	Juno Lighting, Inc.	2nd Lien	7.440 to 7.850	5/21/11	355,596
1,200,000	Lake Las Vegas Resort	Term	4.974 to 5.250	11/1/09	1,209,187

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

Building and Development — 9.9% (continued)
$1,419,724	Landsource Communities Development, LLC	Term B	4.938	3/31/10	$1,442,353
3,647,093	Masonite International Corp.	Term C	5.188	8/31/08	3,698,384
1,732,324	Masonite International Corp.	Term C2	4.688	8/31/08	1,762,099
234,061	NCI Building Systems, Inc.	Term B	4.280	9/15/08	236,987
930,759	Nortek, Inc.	Term	4.620 to 6.750	8/27/11	947,436
2,000,000	Panolam Industries International, Inc.	Term	7.250	12/3/10	2,027,500
500,000	Panolam Industries International, Inc.	2nd Lien	11.500	12/9/11	511,875
276,453	PGT Industries, Inc.	Term A	5.130 to 5.420	1/29/10	280,773
142,355	PGT Industries, Inc.	Term B	8.380	7/29/10	144,490
517,252	Pike Electric Inc.	Term B	4.625	7/1/12	526,466
282,258	Pike Electric Inc.	Term C	4.813	12/10/12	286,492
1,500,000	South Edge, LLC	Term C	4.688	10/31/09	1,514,063
2,223,747	Trussway Holdings, Inc.	Term B	8.500	12/31/06	1,762,319
					23,189,089
Business Equipment and Services — 1.9%
410,551	Allied Security Holdings	Term B	6.810	6/30/10	417,223
964,693	Buhrmann U.S., Inc.	Term C1	4.940	12/31/10	978,862
447,643	Coinstar, Inc.	Term	4.290 to 6.500	7/7/11	455,477
517,277	Global Cash Access, L.L.C.	Term B	5.170	3/10/10	525,359
711,687	Verifone Inc.	Term	4.630	6/30/11	724,141
1,250,000	Verifone Inc.	2nd Lien	8.130	12/31/11	1,275,000
					4,376,062
Cable and Satellite Television — 4.3%
426,722	Atlantic Broadband Finance LLC	Term B	5.690	9/1/11	435,612
1,663,817	Bragg Communications, Inc.	Term B	4.900	8/31/11	1,686,696
2,500,000	Century Cable Holdings LLC	Term B	7.250	12/31/09	2,488,170
3,960,000	Insight Midwest LLC	Term B	5.188	12/31/09	4,028,199
1,500,000	New Skies Satellites NV	Term B	5.188	5/2/11	1,522,812
					10,161,489
Chemicals/Plastics — 5.6%
1,755,558	Celanese	Term B	4.810	4/6/11	1,775,308
2,452,666	Celanese	2nd Lien	6.060	10/6/11	2,486,390
1,255,174	Hercules Inc.	Term B	3.966 to 4.310	10/8/10	1,265,372
2,000,000	Huntsman LLC	Term	5.940	3/31/10	2,037,500
220,977	Innophos Inc.	Term	4.780	8/13/10	224,086
103,018	Kraton Polymers	Term	4.750 to 6.750	12/23/10	104,477
368,082	Polypore, Inc.	Term B	4.670	11/12/11	373,604
916,975	Resolution Specialty Materials LLC	Term	5.125	8/2/10	932,163

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

Chemicals/Plastics — 5.6% (continued)
$2,750,000	Rockwood Specialties Group Inc.	Term D	4.380	7/23/10	$2,771,269
1,058,398	Unifrax Corp.	Term	5.938	5/19/10	1,078,242
134,000	Westlake Chemical Corp.	Term B	4.270 to 6.500	7/30/10	135,759
					13,184,170
Clothing/Textiles — 0.6%
1,383,529	Knoll, Inc.	Term	5.340	9/29/11	1,399,527
Conglomerates — 0.6%
861,427	TriMas Corp.	Term B	5.625	12/31/09	872,599
662,685	Western Industries Inc.	Term B	12.250	6/23/06	622,924
					1,495,523
Containers and Glass Products — 2.8%
3,650,194	Graphic Packaging Corp.	Term C	4.510 to 4.920	6/30/10	3,718,179
1,297,362	Kerr Group, Inc.	Term	6.060 to 7.500	8/13/10	1,312,606
1,469,922	Printpack Holdings Inc.	Term C	4.688	3/31/09	1,485,540
					6,516,325
Drugs — 1.3%
2,591,425	Leiner Health Products Group, Inc.	Term B	5.560	5/27/07	2,633,536
344,755	NBTY, Inc.	Term C	4.375	3/15/07	348,347
					2,981,883
Ecological Services and Equipment — 2.6%
3,168,000	Casella Waste Systems, Inc.	Term B	4.688 to 5.125	5/11/07	3,208,593
1,997,443	IESI Corp.	Term B	5.070 to 6.250	9/30/10	2,016,169
857,143	National Waterworks, Inc.	Term C	5.060	11/22/09	870,714
					6,095,476
Electronics/Electric — 1.7%
3,520,000	Amphenol Corp.	Term B	3.710 to 3.940	5/6/10	3,551,902
526,850	Bridge Information Systems, Inc. (d)	Multi-Draw	0.000	5/29/05	23,708
977,090	Bridge Information Systems, Inc. (d)	Term B	0.000	5/29/05	43,969
295,500	Fairchild Semiconductor Corp.	Term B	4.750	6/19/08	299,471
					3,919,050
Equipment Leasing — 0.2%
506,917	Kinetic Concepts, Inc.	Term B2	4.310	8/11/10	511,141
Farming/Agriculture — 0.4%
1,004,842	AGCO Corp.	Term	4.470 to 4.550	1/31/06	1,023,369

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

Food/Drug Retailers — 2.5%
$ 600,000	Carrols Corp.	Term	4.938	12/31/10	$610,313
1,948,192	General Nutrition Centers Inc.	Term B	5.420	12/5/09	1,960,368
250,000	Herbalife International, Inc.	Term	4.720	12/20/10	253,750
2,945,622	Jean Coutu Group Inc.	Term B	4.438	7/30/11	2,993,489
					5,817,920
Food Products — 2.7%
1,622,798	American Seafoods Group LLC	Term B	5.810	3/31/09	1,646,635
382,788	Atkins Nutritionals, Inc.	Term	7.670	10/29/09	343,552
137,100	Atkins Nutritionals, Inc.	2nd Lien	10.170	10/29/09	92,714
635,972	Del Monte Corp.	Term B	4.380	12/20/10	646,803
783,286	Keystone Foods Holdings LLC	Term	4.438 to 4.813	6/16/11	791,608
448,278	Merisant Co.	Term B	4.880	1/11/10	450,519
919,293	Michael Foods, Inc.	Term B	4.630 to 6.500	11/21/10	934,519
233,647	Osi Foods GMBH & Co. KG	Term B	4.810	9/2/11	237,200
525,705	Osi Group, LLC	Term B	4.810	9/2/11	533,700
292,790	Osi-Holland Finance B.V.	Term B	4.270	9/2/11	297,243
296,250	Reddy Ice Group Inc.	Term B	4.918	8/17/09	299,768
49,375	Reddy Ice Group Inc.	Term B	4.918	8/14/09	49,961
					6,324,222
Food Services — 1.8%
2,299,998	Buffets, Inc.	Term B	5.475	6/28/09	2,311,498
714,250	Buffets, Inc.	L/C Facility	5.375	6/28/09	717,821
879,338	Dr. Pepper Bottling Co. of Texas, Inc.	Term B	4.340 to 4.470	12/19/10	893,902
345,354	Jack In The Box, Inc.	Term B	4.230 to 4.670	1/9/10	350,634
					4,273,855
Forest Products — 2.6%
1,561,500	Boise Cascade Corp.	Term B	4.469	10/29/11	1,582,429
1,438,500	Boise Cascade Corp.	Term C	4.469	10/28/10	1,443,494
261,990	Smurfit-Stone Container Corp.	L/C Facility	1.916	11/1/11	266,302
2,093,760	Smurfit-Stone Container Corp.	Term B	4.313 to 4.688	11/1/11	2,126,998
644,250	Smurfit-Stone Container Corp.	Term C	4.313 to 4.438	11/1/11	654,619
					6,073,842
Healthcare — 5.8%
279,379	Advanced Medical Optics, Inc.	Term B	4.281 to 4.660	6/25/09	282,522
656,409	Alderwoods Group, Inc.	Term B2	3.940 to 4.540	9/29/09	663,383

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

Healthcare — 5.8% (continued)
$315,353	AMN Healthcare Inc.	Term	5.560	10/2/08	$318,310
2,093,182	Colgate Medical, Ltd.	Term B	4.550 to 4.560	12/30/08	2,118,038
3,205,601	Community Health Systems Inc.	Term B	4.150	8/19/11	3,235,403
444,151	Conmed Corp.	Term C	4.663 to 5.010	12/15/09	449,425
1,967,677	Davita, Inc.	Term B	3.980 to 4.775	3/31/09	1,974,880
166,667	Davita, Inc.	Term C	4.130 to 6.000	6/30/10	167,560
1,000,000	Encore Medical IHC, Inc.	Term B	5.350	10/4/10	1,016,875
1,560,001	Hanger Orthopedic Group, Inc.	Term B	6.060	9/30/09	1,577,551
238,401	Medical Device Manufacturing, Inc.	Term B	5.130 to 5.420	6/30/10	241,083
736,645	Multiplan, Inc.	Term	5.310	3/4/09	744,933
856,577	Rotech Healthcare Inc.	Term B	5.560	3/31/08	867,418
					13,657,381
Home Furnishings — 1.7%
527,693	Home Interiors & Gifts, Inc.	Term	7.170	3/31/11	510,279
1,128,113	Sealy Mattress Co.	Term C	4.450 to 4.650	4/6/12	1,145,035
268,827	Sealy Mattress Co.	Sr. - Unsec. TL	6.900	4/5/13	278,236
274,076	Simmons Co.	Sr. - Unsec. TL	5.125	12/19/11	280,585
684,535	Simmons Co.	Term C	3.875 to 6.750	12/19/11	693,948
985,000	Tempur-Pedic International Inc.	Term B	4.810	6/30/09	994,234
					3,902,317
Hotels/Motels/Inns and Casinos — 6.3%
2,565,975	Alliance Gaming Corp.	Term B	4.900	9/4/09	2,582,546
1,000,000	Ameristar Casinos, Inc.	Term	4.438	12/20/06	1,015,833
1,709,594	Ameristar Casinos, Inc.	Term B1	4.438	12/20/06	1,736,662
848,653	Boyd Gaming Corp.	Term B	3.920 to 4.530	6/30/11	861,065
1,050,000	Choctaw Resort Development Enterprise	Term	4.390	11/14/11	1,068,375
1,660,696	Greektown Casino, LLC	Term D	5.690 to 5.920	12/31/05	1,675,227
270,952	Green Valley Ranch Gaming, LLC	Term B	4.501	12/24/10	274,339
1,575,901	Isle of Capri Casinos BlackHawk, LLC	Term C	5.060 to 5.560	12/31/07	1,600,196
721,229	Penn National Gaming, Inc.	Term D	4.920 to 5.060	9/1/07	724,475

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

Hotels/Motels/Inns and Casinos — 6.3% (continued)
$347,353	Pinnacle Entertainment, Inc.	Term B	5.420	8/27/10	$352,564
1,004,991	Venetian Casino Resorts LLC	Term B	4.900	6/15/11	1,023,626
1,283,355	Wyndham International, Inc.	Term I	7.125	6/30/06	1,291,778
684,658	Wyndham International, Inc.	Term II	8.125	4/1/06	691,247
					14,897,933
Industrial Equipment — 3.0%
512,195	Douglas Dynamics, LLC	Term B	4.510	12/15/10	516,036
1,001,599	Enersys, Inc.	Term	3.921 to 4.540	3/17/11	1,016,936
873,849	Flowserve Corp.	Term C	4.750 to 5.188	6/30/09	889,688
876,276	Mueller Group, Inc.	Term	4.880 to 5.150	4/23/11	886,682
751,731	Norcross Safety Products LLC	Term B	4.920	3/20/09	760,893
2,866,792	SPX Corp.	Term B1	4.438 to 4.500	9/30/09	2,885,785
					6,956,020
Insurance — 1.9%
621,250	Connecticare, Inc.	Term B	6.170	10/31/09	624,356
2,500,000	Hilb, Rogal and Hamilton Co.	Term B	4.813	12/15/011	2,534,375
1,200,000	Pacificare Health Systems, Inc.	Term B	4.063 to 4.250	12/13/10	1,201,876
					4,360,607
Leisure — 5.3%
763,242	Detroit Red Wings, Inc.	Term A	5.170	8/30/06	768,013
350,000	Kerasotes Theatres, Inc.	Term B	5.310	10/31/11	355,687
2,638,007	Metro-Goldwyn-Mayer Studios, Inc.	Term B	5.060	4/30/11	2,649,219
4,022,595	Regal Cinemas, Inc.	Term	4.560	11/10/10	4,066,341
1,500,000	Universal City Development Partners, L.P.	Term B	4.410	6/9/11	1,524,375
3,088,072	Warner Music Group	Term B	4.970 to 5.380	2/28/11	3,133,105
					12,496,740
Non-Ferrous Metals/Minerals — 0.7%
252,064	Compass Minerals Group, Inc.	Term B	4.560 to 4.910	11/28/09	255,845
900,000	International Coal Group, LLC	Term B	4.990	10/1/10	914,625
550,000	Jostens, Inc.	Term C	4.670	11/22/11	555,009
					1,725,479
Oil and Gas — 3.7%
1,125,000	Alon USA, Inc.	Term	10.000	12/12/08	1,153,125
1,314,166	Dresser Inc.	Term C	4.970	4/10/09	1,330,593
2,249,295	La Grange Acquistion, L.P.	Term	5.438	1/18/08	2,286,550

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)

Oil and Gas — 3.7% (continued)
$361,298	Lyondell-Citgo Refining, L.P.	Term	4.380 to 4.591	5/21/07	$365,363
84,770	Quest Cherokee, LLC	L/C Facility	6.290	7/8/09	85,618
676,605	Quest Cherokee, LLC	Term B	6.560	7/8/10	683,371
900,000	Regency Gas Services LLC	Term	5.310 to 5.530	5/30/10	916,875
300,000	Regency Gas Services LLC	2nd Lien	8.780	11/30/10	306,750
1,503,500	Tesoro Petroleum Corp.	Term B	7.903 to 7.990	4/15/08	1,550,108
					8,678,353
Publishing — 5.8%
1,750,000	Advertising Directory Solutions	Term	6.150	11/9/11	1,787,188
750,000	Advertising Directory Solutions	2nd Lien	6.150	5/9/12	765,937
3,993,073	American Media Operation Inc.	Term C	4.750 to 4.813	4/1/07	4,059,210
917,945	American Media Operation Inc.	Term C1	4.813	4/1/07	933,149
2,029,809	Dex Media East LLC	Term B	3.960 to 6.000	5/8/09	2,053,914
3,188,744	Dex Media West LLC	Term B	4.100 to 6.000	3/9/10	3,224,286
703,898	The Reader’s Digest Association, Inc.	Term B	4.550	5/20/08	713,467
					13,537,151
Rail Industries — 0.5%
1,152,900	RailAmerica, Inc.	Term B	4.375	9/29/11	1,170,914
Retailers — 1.7%
423,583	Alimentation Couche-Tard, Inc.	Term	4.188	12/17/10	429,672
1,977,789	CSK Auto, Inc.	Term C	4.060	6/19/09	2,000,039
1,500,546	Harbor Freight Tools, Inc.	Term B	4.657 to 8.625	6/24/10	1,506,643
					3,936,354
Steel — 2.0%
2,900,000	International Mills	Term	5.100	12/31/10	2,950,750
875,000	International Mills	2nd Lien	8.350	10/26/11	890,312
947,492	The Techs	Term	4.891	1/14/10	949,860
					4,790,922
Telecommunications/Cellular Communications — 5.9%
927,480	Block Communications Inc.	Term B	5.310	11/15/09	934,436
2,074,325	Centennial Cellular Operating Co.	Term B	4.920 to 5.380	2/9/11	2,104,143
2,933,616	FairPoint Communications, Inc.	Term C	6.938 to 8.750	3/31/07	2,959,285
1,500,000	Iowa Telecommunication Services Inc.	Term B	4.370 to 4.460	11/30/11	1,515,000
407,143	Metrocall Holdings, Inc.	Term	4.770 to 4.830	11/16/06	411,214

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	LOAN TYPE	INTEREST RATE(a)	STATED MATURITY(b)	VALUE(c)
Telecommunications/Cellular Communications — 5.9% (continued)
$3,050,000	Qwest Corp.	Term A	7.390	6/30/07	$3,184,709
524,630	SBA Senior Finance, Inc.	Term C	4.810 to 5.52	10/31/08	531,843
2,125,365	Western Wireless Corp.	Term B	5.030 to 5.420	5/31/11	2,162,178
					13,802,808
Utilities — 4.1%
3,000,000	Calpine Generating Co. LLC	Term	6.030	3/23/09	3,086,874
1,000,000	Centerpoint Energy Houston Electric, LLC	Term	12.750	11/12/05	1,078,333
820,312	NRG Energy, Inc.	L/C Facility	2.450	12/31/11	839,487
1,054,688	NRG Energy, Inc.	Term B	6.125	12/20/11	1,079,341
600,000	NSG Holdings	Term	7.250	12/13/11	600,000
3,000,000	Reliant Energy Resources Corp.	Term B	4.795	4/30/10	3,060,624
					9,744,659
	TOTAL SENIOR COLLATERALIZED LOANS (Cost — $230,561,286)				231,794,082

SHARES
COMMON STOCK — 0.3%
17,356	Gentek, Inc. (e) (Cost — $607,460)				776,681

WARRANTS
WARRANTS (e) — 0.0%
19	Gentek, Inc., Expires 10/31/08 (f)				38
9	Gentek, Inc., Expires 10/31/10 (f)				18
	TOTAL WARRANTS (Cost — $0)				56

See Notes to Schedule of Investments.

Citigroup Investment Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 1.0%
Commercial Paper — 1.0%
$2,216,000	UBS Finance Delaware LLC, 2.230% due 1/3/05 (Cost — $2,216,000)	$2,216,000
	TOTAL INVESTMENTS — 100.0% (Cost — $233,384,746*)	$234,786,819
(a)	Interest rates represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	The maturity dates represent the latest maturity dates.
(c)	Market value is determined using current market prices which are supplied weekly by an independent third party pricing service.
(d)	Security is currently in default.
(e)	Non-income producing security.
(f)	Security is valued in good faith by or under the direction of the Board of Directors.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in the schedule:
Term	— Term Loan typically with a 1st Lien on specified assets
2nd Lien	— Subordinate Loan to 1st Lien
L/C Facility	— Letter of Credit Facility
Multi-Draw	— Multi-Draw Term Loan
Sr. - Unsec. TL	— Senior Unsecured Term Loan

Certain term loans have different letter designations which may generally indicate differences in maturities, pricing, and other terms and conditions. A letter designation could also result from the consolidation of two or more previously issued term loans.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Citigroup Investments Corporate Loan Fund Inc. (“Fund”), a non-diversified investment company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values. Securities, for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), the Fund’s investment adviser, with the assistance of the Travelers Asset Management International Company LLC (“TAMIC”), another indirect wholly-owned subsidiary of Citigroup, the subadviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. SBFM may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

Notes to Schedule of Investments (unaudited) (continued)

(b) Security Transactions and Investment Income. Security transactions are accounted for on trade date.

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,451,218
Gross unrealized depreciation	(2,049,145)
Net unrealized appreciation	$1,402,073

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIGROUP INVESTMENTS CORPORATE LOAN FUND INC.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	February 25, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	February 25, 2005